ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF ACTIVITIES OF LOBO AND EACH SUBSIDIARIES

The consolidated financial statements reflect the activities of LOBO and each of the following entities:

			Percentage
	Date of	Place of	of effective
Name	Incorporation	incorporation	ownership	Principal Activities
Wholly owned subsidiaries
LOBO EV Technologies Ltd (LOBO BVI)	October 2021	BVI	100%	Holding company
LOBO Holdings Ltd (LOBO HK)	November 2021	HK	100%	Investment holding company
LOBO MATRIX INVEST LTD (LOBO MATRIX)	September 2024	BVI	100%	Investment holding company
LOBO Scientific INC. (LOBO Scientific)	November 2024	U.S.	100%	Investment holding company
Jiangsu LOBO Electric Vehicle Co. Ltd (Jiangsu LOBO)	November 2021	PRC	100%	WFOE, a holding company
Beijing LOBO Intelligent Machine Co., Ltd (Beijing LOBO)*	August 2014	PRC	100%	Domestic sales and outsourcing special models of e-bicycle and UVT
Tianjin LOBO Intelligent Robot Co., Ltd (Tianjin LOBO)	October 2021	PRC	100%	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO Intelligent Technologies Co. Ltd (Guangzhou LOBO)*	May 2019	PRC	100%	Software development for automotive electronics
Wuxi Jinbang Electric Vehicle Manufacture Co., Ltd (Wuxi Jinbang)*	October 2002	PRC	85%	Production of electric bicycles and electric moped
Tianjin Bibosch Intelligent Technologies Co., Ltd (Tianjin Bibosch)	March 2022	PRC	100%	Foreign sales of e-bicycle and UVT
Wuxi Zella Technology Trading Co., Ltd. (Wuxi Zella)	August 2024	PRC	100%	Trade agency company
Dezhou LOBO Intelligent Manufacturing Co., Ltd. (Dezhou LOBO)	April 2025	PRC	100%	Manufacture and Sale of General Equipment

*	The Company has disposed the subsidiaries.

The consolidated financial statements reflect the activities of LOBO and each of the following entities:

			Percentage
	Date of	Place of	of effective
Name	Incorporation	incorporation	ownership	Principal Activities
Wholly owned subsidiaries
LOBO EV Technologies Ltd (LOBO BVI)	October, 2021	BVI	100%	Holding company
LOBO Holdings Ltd (LOBO HK)	November, 2021	HK	100%	Investment holding company
LOBO MATRIX INVEST LTD (LOBO MATRIX)	September, 2024	BVI	100%	Investment holding company
LOBO Scientific INC. (LOBO Scientific)	November, 2024	U.S.	100%	Investment holding company
Jiangsu LOBO Electric Vehicle Co. Ltd (Jiangsu LOBO)	November, 2021	PRC	100%	WFOE, a holding company
Beijing LOBO Intelligent Machine Co., Ltd (Beijing LOBO)*	August, 2014	PRC	100%	Domestic sales and outsourcing special models of e-bicycle and UVT
Tianjin LOBO Intelligent Robot Co., Ltd (Tianjin LOBO)	October, 2021	PRC	100%	Production of electric bicycles, urban tricycles and elderly scooters
Guangzhou LOBO Intelligent Technologies Co. Ltd (Guangzhou LOBO)*	May, 2019	PRC	100%	Software development for automotive electronics
Wuxi Jinbang Electric Vehicle Manufacture Co., Ltd (Wuxi Jinbang)*	October, 2002	PRC	85%	Production of electric bicycles and electric moped
Tianjin Bibosch Intelligent Technologies Co., Ltd (Tianjin Bibosch)	March, 2022	PRC	100%	Foreign sales of e-bicycle and UVT
Wuxi Zella Technology Trading Co., Ltd. (Wuxi Zella)	August, 2024	PRC	100%	Trade agency company

*	The Company has disposed or has plan to dispose the subsidiaries. See details below.

SCHEDULE OF DETAILS OF ENTITIES DISPOSED

Details of the entities disposed were as follows:

	Guangzhou LOBO	Wuxi Jinbang	Beijing LOBO
Total assets	$221,376	$4,572,952	$10,283,923
Total liabilities	842,393	3,322,166	6,611,665
Total net assets	(621,017)	1,250,786	3,672,258
Total noncontrolling interest	-	(187,618)

Subtotal	(621,017)	1,063,168	3,672,258
Total consideration	2,501	1,275,762	3,722,803
Total gain on disposal of subsidiaries	$623,518	$212,594	$50,545

Details of the entities disposed were as follows:

	Guangzhou LOBO	Wuxi Jinbang	Total
Total assets	$221,376	$4,572,952	$4,794,328
Total liabilities	842,393	3,322,166	4,164,559
Total net assets	(621,017)	1,250,786	629,769
Total noncontrolling interest	-	(187,618)	(187,618)

Subtotal	(621,017)	1,063,168	442,151
Total consideration	2,501	1,275,762	1,278,263
Total gain on disposal of subsidiaries	$623,518	$212,594	$836,112